Financial assets measured at amortized cost from virtual bank	12 Months Ended
Dec. 31, 2024
Financial assets measured at amortized cost from virtual bank
Financial assets measured at amortized cost from virtual bank

22  Financial assets measured at amortized cost from virtual bank

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Loans and advances to customers	3,142	—
Less: expected credit loss provision	(61)	—
	3,081	—

The balance represented loans and advances to customers from virtual bank, which was disposed of as described in Note 12.